Valued Advisers Trust

February 28, 2011

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS  66211

Phone: 913.660.0778   Fax: 913.660.9157

 john.lively@1940actlawgroup.com

October 1, 2012

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: Clark Fork Trust (File Nos. 333-171178 and 811-22504)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Clark Fork Trust’s registration statement on Form N-1A on September 28, 2012 (Accession No. 0001162044-12-000920) and (ii) the text of the most recent amendment has been filed electronically.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively& Associates, Inc.